FAIR VALUE MEASUREMENTS (Details 1) (Non-recurring basis, USD $)	Dec. 31, 2014	Dec. 31, 2013
Foreclosed assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 1,042,087	$ 2,815,588
Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreclosed assets | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreclosed assets | Real estate | One-to-four family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreclosed assets | Real estate | Multi-family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreclosed assets | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Foreclosed assets | Real estate | Construction and land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired loans | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired loans | Real estate | One-to-four family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired loans | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired loans | Real estate | Construction and land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired loans | Consumer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Quoted Prices in Active Markets for Identical Assets (Level 1) | Impaired loans | Consumer | Home Equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Foreclosed assets | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Foreclosed assets | Real estate | One-to-four family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Foreclosed assets | Real estate | Multi-family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Foreclosed assets | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Foreclosed assets | Real estate | Construction and land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Impaired loans | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Impaired loans | Real estate | One-to-four family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Impaired loans | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Impaired loans | Real estate | Construction and land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Impaired loans | Consumer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Other Observable Inputs (Level 2) | Impaired loans | Consumer | Home Equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value
Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,042,087	2,815,588
Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate | One-to-four family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		103,500
Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate | Multi-family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		118,100
Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		692,230
Significant Unobservable Inputs (Level 3) | Foreclosed assets | Real estate | Construction and land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,042,087	1,901,758
Significant Unobservable Inputs (Level 3) | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,050,804	2,573,611
Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,050,804	2,552,166
Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate | One-to-four family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	707,838	659,261
Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,342,966	975,414
Significant Unobservable Inputs (Level 3) | Impaired loans | Real estate | Construction and land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		917,491
Significant Unobservable Inputs (Level 3) | Impaired loans | Consumer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		21,445
Significant Unobservable Inputs (Level 3) | Impaired loans | Consumer | Home Equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		21,445
Total | Foreclosed assets | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,042,087	2,815,588
Total | Foreclosed assets | Real estate | One-to-four family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		103,500
Total | Foreclosed assets | Real estate | Multi-family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		118,100
Total | Foreclosed assets | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		692,230
Total | Foreclosed assets | Real estate | Construction and land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,042,087	1,901,758
Total | Impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,050,804	2,573,611
Total | Impaired loans | Real estate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	2,050,804	2,552,166
Total | Impaired loans | Real estate | One-to-four family
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	707,838	659,261
Total | Impaired loans | Real estate | Commercial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	1,342,966	975,414
Total | Impaired loans | Real estate | Construction and land
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		917,491
Total | Impaired loans | Consumer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		21,445
Total | Impaired loans | Consumer | Home Equity
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		$ 21,445